Contingently Redeemable Preferred Units (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
EOS ENERGY STORAGE, LLC [Member]
Schedule of activity attributable to the preferred units
	Preferred Units
	Units	Amount
Balance, December 31, 2019	80,707	$109,365
Contributions allocated to preferred units	10,598	1,759
Issuance of preferred units	15,000	7,500
Balance, September 30, 2020	106,305	$118,624

	Preferred Units
	Units	Amount
Balance, December 31, 2018	68,716	$105,548
Discount on convertible notes, beneficial conversion feature	—	1,799
Contributions allocated to preferred units	7,506	1,289
Balance, September 30, 2019	76,222	$108,636

	Preferred Units
	Units	Amount
Balance, December 31, 2017	50,970	$74,776
Contributions	14,367	24,854
Conversion of notes payable	3,379	5,918
Balance, December 31, 2018	68,716	$105,548
Contributions allocated to preferred units	11,991	2,031
Discount on convertible notes, beneficial conversion feature	—	1,786
Balance, December 31, 2019	80,707	$109,365